--------------------------------------------------------------------------------
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                           [LOGO FOR EXCELSIOR FUNDS]



                                  Money Market
                                   Portfolios


                                 ANNUAL REPORT

                                 March 31, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS....................................................    1
STATEMENTS OF ASSETS AND LIABILITIES......................................    2
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    4
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    6
PORTFOLIOS OF INVESTMENTS
 Treasury Money Fund......................................................    8
 Government Money Fund....................................................    9
 Money Fund...............................................................   10
 Tax-Exempt Money Fund....................................................   11
 New York Tax-Exempt Money Fund...........................................   16
NOTES TO FINANCIAL STATEMENTS.............................................   19
INDEPENDENT AUDITORS' REPORT..............................................   25
FEDERAL TAX INFORMATION...................................................   26
VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS.........................   26

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-557-8280)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

  The fiscal year ended March 31, 2000 was exciting and rewarding both domestically and abroad. In the U.S. and around the world, preparations for "Y2K" and millennium celebrations consumed everyone's thoughts. The U.S. economy was in the midst of an extraordinary expansion. Simultaneously, Europe prepared for and converted to a new central currency, the Euro. Meanwhile, Asia rebounded from fiscal turmoil in several key markets in early 1999.

  All the major domestic equity indices exhibited strong performance. As the fiscal year ended, the breadth of performance extended from the familiar large-capitalization stocks to the mid-sized and small-cap stocks. Technology stocks led all market sectors to new highs. This occurred, despite several interest rate hikes by the Federal Reserve Board. The rising interest rate environment and continued economic expansion seemed to temper only the performance of the fixed-income markets.

  Given the continued rate of expansion of the U.S. economy, we believe interest rate increases are inevitable. This environment will make the coming year a challenging one in the financial markets. We are confident that the broad array of domestic and international equity as well as taxable and tax-exempt fixed-income funds will help you meet your financial objectives.

  On May 31, 2000, U.S. Trust Corporation, parent of the advisers to the Excelsior Fund family ("U.S. Trust"), merged with a subsidiary of The Charles Schwab Corporation. Earlier in the month, shareholders of the Excelsior Funds approved new advisory contracts that will enable U.S. Trust to remain as the investment adviser to the Excelsior Funds after the merger. We look forward to participating in the benefits which the merger of such outstanding organizations may bring to Excelsior Funds.

                                          Sincerely,

                                          /s/ Frederick S. Wonham
                                          Frederick S. Wonham
                                          Chairman of the Board and President

Excelsior Funds, Inc.
Statements of Assets and Liabilities
March 31, 2000

                                                                                           New York
                               Treasury     Government                     Tax-Exempt     Tax-Exempt
                                Money         Money          Money           Money          Money
                                 Fund          Fund           Fund            Fund           Fund
                             ------------  ------------  --------------  --------------  ------------
  ASSETS:
   Investments, at cost--
    see
    accompanying portfolios. $528,171,933  $768,430,526  $1,750,721,293  $2,088,038,190  $419,214,674
                             ============  ============  ==============  ==============  ============
   Investments, at value
    (Note 1)...............  $528,171,933  $768,430,526  $1,750,721,293  $2,088,038,190  $419,214,674
   Cash....................       --            --             --              --                  16
   Interest receivable.....       --          8,496,220       2,507,907       9,964,145     2,593,058
   Receivable for
    investments sold.......       --            --             --            21,300,000       970,000
   Prepaid expenses........        12,854        24,067         104,466          38,972         9,364
                             ------------  ------------  --------------  --------------  ------------
   Total Assets............   528,184,787   776,950,813   1,753,333,666   2,119,341,307   422,787,112
  LIABILITIES:
   Payable for dividends
    declared...............     2,508,579     3,781,224       7,950,830       5,539,606     1,091,055
   Payable for investments
    purchased..............       --            --             --            59,854,663       --
   Investment advisory fees
    payable (Note 2).......       130,930       137,519           9,651         223,118       159,587
   Administration fees
    payable (Note 2).......        77,661       159,696         352,602         271,370        53,253
   Administrative service
    fees payable (Note 2)..        17,171        49,622         562,475         235,055        11,736
   Directors' fees payable
    (Note 2)...............         2,921         5,116          10,584          13,557         2,993
   Due to custodian bank...       --            --            4,067,261       1,960,941       --
   Accrued expenses and
    other payables.........        53,605       127,363         200,605         134,756        75,385
                             ------------  ------------  --------------  --------------  ------------
   Total Liabilities.......     2,790,867     4,260,540      13,154,008      68,233,066     1,394,009
                             ------------  ------------  --------------  --------------  ------------
  NET ASSETS...............  $525,393,920  $772,690,273  $1,740,179,658  $2,051,108,241  $421,393,103
                             ============  ============  ==============  ==============  ============
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income......  $     26,200  $        (75) $          362  $        1,873  $    --
   Accumulated net realized
    loss on investments....       (24,339)      (88,497)        (19,324)        (92,753)      (17,892)
   Par value (Note 3)......       525,395       772,816       1,740,381       2,051,450       421,412
   Paid-in capital in
    excess of par value....   524,866,664   772,006,029   1,738,458,239   2,049,147,671   420,989,583
                             ------------  ------------  --------------  --------------  ------------
  Total Net Assets.........  $525,393,920  $772,690,273  $1,740,179,658  $2,051,108,241  $421,393,103
                             ============  ============  ==============  ==============  ============
  Net Assets:
   Shares..................  $525,393,920  $772,690,273  $1,467,182,804  $2,051,108,241  $421,393,103
   Institutional Shares....       --            --          272,996,854        --             --
  Shares of Common Stock
   Outstanding (Note 3):
   Shares..................   525,395,488   772,816,429   1,467,382,208   2,051,449,767   421,411,776
   Institutional Shares....       --            --          272,998,826        --             --
  NET ASSET VALUE PER
   SHARE:
   Shares..................         $1.00         $1.00           $1.00           $1.00         $1.00
                                    =====         =====           =====           =====         =====
   Institutional Shares....            --            --           $1.00              --            --
                                       ==            ==           =====              ==            ==

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Operations
Year Ended March 31, 2000

                                                                                 New York
                             Treasury    Government                Tax-Exempt   Tax-Exempt
                               Money        Money        Money        Money        Money
                               Fund         Fund         Fund         Fund         Fund
                            -----------  -----------  -----------  -----------  -----------
  INVESTMENT INCOME:
   Interest income........  $24,049,334  $43,414,968  $66,548,195  $51,597,664  $11,096,555
                            -----------  -----------  -----------  -----------  -----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........    1,417,915    1,980,953    2,994,776    3,764,300    1,638,990
   Administration fees
    (Note 2)..............      719,231    1,206,118    1,822,501    2,291,147      498,766
   Custodian fees.........      126,065      270,894      372,125      383,807       88,102
   Administrative
    servicing fees (Note
    2)....................      100,084      273,807    1,182,749    1,009,060       39,686
   Legal and audit fees...       47,799       82,236      120,576      136,455       36,940
   Registration and filing
    fees..................       14,081       31,079       28,760       14,866        1,996
   Directors' fees and
    expenses (Note 2).....       11,693       20,087       30,821       61,580       13,941
   Shareholder reports....       10,087       25,233       37,320       45,895       10,544
   Shareholder servicing
    agent fees............       14,570       15,110       69,676       26,479        8,559
   Miscellaneous expenses.       34,569       92,931      171,699      159,328        6,010
                            -----------  -----------  -----------  -----------  -----------
   Total Expenses.........    2,496,094    3,998,448    6,831,003    7,892,917    2,343,534
   Fees waived and
    reimbursed by
    investment adviser and
    administrators (Note
    2)....................     (100,084)    (273,807)  (1,362,718)  (1,009,060)    (576,907)
                            -----------  -----------  -----------  -----------  -----------
   Net Expenses...........    2,396,010    3,724,641    5,468,285    6,883,857    1,766,627
                            -----------  -----------  -----------  -----------  -----------
  NET INVESTMENT INCOME...   21,653,324   39,690,327   61,079,910   44,713,807    9,329,928
                            -----------  -----------  -----------  -----------  -----------
  REALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain
    (loss) on security
    transactions..........      (24,339)      (1,247)      34,486       68,882      (17,892)
                            -----------  -----------  -----------  -----------  -----------
  Net increase in net
   assets resulting from
   operations.............  $21,628,985  $39,689,080  $61,114,396  $44,782,689  $ 9,312,036
                            ===========  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Changes in Net Assets

                                                                                           New York
                               Treasury     Government                     Tax-Exempt     Tax-Exempt
                                Money         Money          Money           Money          Money
                                 Fund          Fund           Fund            Fund          Fund*
                             ------------  ------------  --------------  --------------  ------------
  Year Ended March 31,
   2000
  Net investment income...   $ 21,653,324  $ 39,690,327  $   61,079,910  $   44,713,807  $  9,329,928
  Net realized gain (loss)
   on investments.........        (24,339)       (1,247)         34,486          68,882       (17,892)
                             ------------  ------------  --------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............     21,628,985    39,689,080      61,114,396      44,782,689     9,312,036
  Distributions to
   shareholders:
   From net investment
    income
   Shares.................    (21,653,324)  (39,690,302)    (56,402,552)    (44,703,007)   (9,329,928)
   Institutional Shares**.        --            --           (4,676,979)       --             --
  Increase in net assets
   from fund share
   transactions (Note 3):
   Shares.................     31,201,410   130,860,598     493,480,150     547,959,304   115,691,688
   Institutional Shares**.        --            --          272,997,023        --             --
                             ------------  ------------  --------------  --------------  ------------
  Net increase in net
   assets.................     31,177,071   130,859,376     766,512,038     548,038,986   115,673,796
  NET ASSETS:
   Beginning of year......    494,216,849   641,830,897     973,667,620   1,503,069,255   305,719,307
                             ------------  ------------  --------------  --------------  ------------
   End of year (1)........   $525,393,920  $772,690,273  $1,740,179,658  $2,051,108,241  $421,393,103
                             ============  ============  ==============  ==============  ============
   (1) Including
       undistributed
       (distributions in
       excess of) net
       investment income..   $     26,200  $        (75) $          362  $        1,873  $    --
                             ============  ============  ==============  ==============  ============
  Year Ended March 31,
   1999
  Net investment income...   $ 23,557,435  $ 30,378,492  $   35,599,290  $   40,998,153  $  4,164,534
  Net realized gain (loss)
   on investments.........         42,508       (18,567)          4,266         (25,479)      --
                             ------------  ------------  --------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............     23,599,943    30,359,925      35,603,556      40,972,674     4,164,534
  Distributions to
   shareholders:
   From net investment
    income................    (23,564,239)  (30,378,492)    (35,599,290)    (40,998,164)   (4,164,534)
   In excess of net
    investment income.....        --               (100)            (17)         (8,928)      --
  Increase in net assets
   from fund share
   transactions (Note 3)..     24,540,692    41,732,622     314,791,213     106,572,629   305,719,307
                             ------------  ------------  --------------  --------------  ------------
  Net increase in net
   assets.................     24,576,396    41,713,955     314,795,462     106,538,211   305,719,307
  NET ASSETS:
   Beginning of year......    469,640,453   600,116,942     658,872,158   1,396,531,044       --
                             ------------  ------------  --------------  --------------  ------------
   End of year (2)........   $494,216,849  $641,830,897  $  973,667,620  $1,503,069,255  $305,719,307
                             ============  ============  ==============  ==============  ============
 --------
   (2) Including
       undistributed
       (distributions in
       excess of) net
       investment income..   $      8,337  $       (100) $          (17) $       (8,927) $    --
                             ============  ============  ==============  ==============  ============
 --------

* New York Tax-Exempt Money Fund commenced operations on August 3, 1998.
** Institutional Shares of the Money Fund commenced operations on December 16,
   1999.
                       See Notes to Financial Statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds, Inc.
Financial Highlights-Selected Per Share Data and Ratios

  For a Fund share outstanding throughout each period.

                           Net Asset                             Total    Dividends     Dividends
                            Value,      Net      Net Realized     From     From Net    in Excess of
                           Beginning Investment  Gain (Loss)   Investment Investment  Net Investment
                           of Period   Income   on Investments Operations   Income        Income
                           --------- ---------- -------------- ---------- ----------  --------------
  TREASURY MONEY FUND -- (2/13/91*)
   Year Ended March 31,
   1996...................   $1.00    $0.05043          --      $0.05043  $(0.05043)          --
   1997...................    1.00     0.04676          --       0.04676   (0.04676)          --
   1998...................    1.00     0.04853          --       0.04853   (0.04853)          --
   1999...................    1.00     0.04543     $0.00002      0.04545   (0.04545)          --
   2000...................    1.00     0.04560          --       0.04560   (0.04560)          --
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1996...................   $1.00    $0.05296          --      $0.05296  $(0.05296)          --
   1997...................    1.00     0.04862          --       0.04862   (0.04862)          --
   1998...................    1.00     0.05082          --       0.05082   (0.05082)          --
   1999...................    1.00     0.04838          --       0.04838   (0.04838)          -- ++
   2000...................    1.00     0.05004          --       0.05004   (0.05004)          --
  MONEY FUND
   Shares -- (5/3/85*):
   Year Ended March 31,
   1996...................   $1.00    $0.05336          --      $0.05336  $(0.05336)          --
   1997...................    1.00     0.04888          --       0.04888   (0.04888)          --
   1998...................    1.00     0.05139          --       0.05139   (0.05139)          --
   1999...................    1.00     0.04901          --       0.04901   (0.04901)          -- ++
   2000...................    1.00     0.05005          --       0.05005   (0.05005)          --
  TAX-EXEMPT MONEY FUND -- (5/24/85*)
   Year Ended March 31,
   1996...................   $1.00    $0.03362          --      $0.03362  $(0.03362)          --
   1997...................    1.00     0.03050          --       0.03050   (0.03050)          --
   1998...................    1.00     0.03216          --       0.03216   (0.03216)          --
   1999...................    1.00     0.02911          --       0.02911   (0.02910)    $(0.00001)
   2000...................    1.00     0.02946     (0.00001)     0.02945   (0.02945)          --
  NEW YORK TAX-EXEMPT MONEY FUND -- (8/3/98*)
   Period Ended March 31,
    1999..................   $1.00    $0.01711          --      $0.01711  $(0.01711)          --
   Year Ended March 31,
    2000..................    1.00     0.02809          --       0.02809   (0.02809)          --

  * Commencement of operations
 ** Annualized
*** Not Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
 ++ Amount represents less than $0.00001 per share.
                       See Notes to Financial Statements

                                                   Ratio of   Ratio of    Ratio of
                                                     Net        Gross       Net
                  Net Asset           Net Assets, Operating   Operating  Investment
                   Value,                 End      Expenses   Expenses     Income     Fee
       Total       End of   Total      of Period  to Average to Average  to Average Waivers
   Distributions   Period   Return      (000's)   Net Assets Net Assets+ Net Assets (Note 2)
   -------------  --------- ------    ----------- ---------- ----------- ---------- --------
     $(0.05043)     $1.00   5.16%     $  258,169    0.55%       0.57%      5.03%    $0.00021
      (0.04676)      1.00   4.78%        349,087    0.52%       0.54%      4.68%     0.00026
      (0.04853)      1.00   4.96%        469,640    0.52%       0.54%      4.86%     0.00021
      (0.04545)      1.00   4.64%        494,217    0.52%       0.55%      4.55%     0.00029
      (0.04560)      1.00   4.62%        525,394    0.51%       0.53%      4.58%     0.00021
     $(0.05296)     $1.00   5.43%     $  461,470    0.50%       0.53%      5.36%    $0.00031
      (0.04862)      1.00   4.97%        533,834    0.47%       0.51%      4.86%     0.00035
      (0.05082)      1.00   5.20%        600,117    0.47%       0.50%      5.09%     0.00030
      (0.04838)      1.00   4.95%        641,831    0.47%       0.50%      4.85%     0.00029
      (0.05004)      1.00   5.08%        772,690    0.47%       0.50%      5.01%     0.00035
     $(0.05336)     $1.00   5.47%     $  394,285    0.50%       0.53%      5.40%    $0.00037
      (0.04888)      1.00   5.00%        498,066    0.47%       0.53%      4.89%     0.00052
      (0.05139)      1.00   5.26%        658,872    0.48%       0.52%      5.14%     0.00046
      (0.04901)      1.00   5.01%        973,668    0.48%       0.52%      4.85%     0.00049
      (0.05005)      1.00   5.08%      1,467,183    0.47%       0.58%      5.05%     0.00104
     $(0.03362)     $1.00   3.41%     $  966,711    0.49%       0.53%      3.35%    $0.00042
      (0.03050)      1.00   3.09%      1,069,686    0.47%       0.52%      3.05%     0.00053
      (0.03216)      1.00   3.26%      1,396,531    0.47%       0.53%      3.21%     0.00053
      (0.02911)      1.00   2.95%      1,503,069    0.46%       0.52%      2.91%     0.00059
      (0.02945)      1.00   2.96%      2,051,108    0.46%       0.52%      2.97%     0.00066
     $(0.01711)     $1.00   1.72%***  $  305,719    0.47%**     0.79%**    2.24%**  $0.00219
      (0.02809)      1.00   2.82%        421,393    0.54%       0.71%      2.84%     0.00174

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2000
Treasury Money Fund




  Principal                                               Discount    Value
    Amount                                                  Rate     (Note 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.50%
              Federal Farm Credit Bank
 $ 90,000,000 04/03/00.................................     6.05%  $ 89,969,750
              Federal Home Loan Bank
   35,000,000 04/05/00.................................     5.87     34,977,172
              U.S. Treasury Bills
  354,000,000 04/27/00.................................     5.67    352,550,720
   35,000,000 05/18/00.................................     5.50     34,748,681
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $512,246,323)..........             512,246,323
                                                                   ------------

                                                                     Value
   Shares                                                           (Note 1)
   ------                                                         ------------
 OTHER SHORT-TERM INVESTMENTS -- 3.03%
 15,925,610 Dreyfus Government Cash Management Fund
            (Cost $15,925,610).........................           $ 15,925,610
                                                                  ------------
 TOTAL INVESTMENTS (Cost $528,171,933*).................  100.53% $528,171,933
 OTHER ASSETS & LIABILITIES (NET).......................   (0.53)   (2,778,013)
                                                          ------  ------------
 NET ASSETS.............................................  100.00% $525,393,920
                                                          ======  ============

--------
* Aggregate cost for Federal tax and book purposes.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2000
Government Money Fund




  Principal                                               Discount    Value
    Amount                                                  Rate     (Note 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.48%
              Federal Farm Credit Bank
 $ 40,000,000 04/03/00.................................     6.05%  $ 39,986,556
              Federal Home Loan Bank
  250,000,000 04/05/00.................................     5.87    249,836,945
   49,900,000 01/26/01.................................     6.50     49,898,081
   21,525,000 02/15/01.................................     6.58     21,500,307
              Student Loan Marketing Association
  150,000,000 04/20/00.................................     6.53#   150,000,000
  100,000,000 05/18/00.................................     6.47#   100,000,000
   42,000,000 08/03/00.................................     6.57#    41,992,886
  100,000,000 08/10/00.................................     6.39#    99,989,263
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $753,204,038)                       753,204,038
                                                                   ------------

                                                                      Value
   Shares                                                            (Note 1)
   ------                                                          ------------
 OTHER SHORT-TERM INVESTMENTS -- 1.97%
 15,226,488 Dreyfus Government Cash Management Fund
            (Cost $15,226,488)..........................           $ 15,226,488
                                                                   ------------
 TOTAL INVESTMENTS (Cost $768,430,526*)..................   99.45% $768,430,526
 OTHER ASSETS & LIABILITIES (NET)........................    0.55     4,259,747
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $772,690,273
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of March 31, 2000.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2000
Money Fund




  Principal                                             Discount     Value
    Amount                                                Rate      (Note 1)
  ---------                                             -------- --------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 87.32%
              Federal Farm Credit Bank
 $120,000,000 04/03/00...............................     6.05%  $  119,959,667
              Federal Home Loan Bank
  850,000,000 04/03/00...............................     6.05      849,714,305
  350,000,000 04/05/00...............................     5.87      349,771,722
  100,000,000 02/15/01...............................     6.55      100,000,000
              Student Loan Marketing Association
  100,000,000 08/10/00...............................     6.39#      99,989,263
                                                                 --------------
              TOTAL U.S. GOVERNMENT
              & AGENCY OBLIGATIONS (Cost
              $1,519,434,957)                                     1,519,434,957
                                                                 --------------
 COMMERCIAL PAPER -- 9.44%
   23,000,000 Citibank Canada, 07/20/00..............     6.15       23,000,000
   75,000,000 Goldman Sachs Group, Inc., 04/04/00....     5.85       74,963,438
   44,264,000 Metlife Funding Inc., 04/03/00.........     5.85       44,249,614
   22,000,000 Proctor & Gamble, 04/04/00.............     5.85       21,989,275
                                                                 --------------
              TOTAL COMMERCIAL PAPER
              (Cost $164,202,327)....................               164,202,327
                                                                 --------------

  Principal                                            Discount     Value
   Amount                                                Rate      (Note 1)
  ---------                                            -------- --------------
 CORPORATE BONDS -- 2.87%
 $50,000,000 Morgan Stanley Dean Witter, Series C,
             03/16/01 (Cost $50,000,000)............      6.36% $   50,000,000
                                                                --------------
   Shares
   ------
 OTHER SHORT-TERM INVESTMENTS -- 0.98%
  16,198,417 Dreyfus Government Cash Management
             Fund...................................                16,198,417
     885,592 Dreyfus Treasury Prime Cash Management
             Fund...................................                   885,592
                                                                --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $17,084,009).....................                17,084,009
                                                                --------------
 TOTAL INVESTMENTS (Cost $1,750,721,293*)............   100.61% $1,750,721,293
 OTHER ASSETS & LIABILITIES (NET)....................    (0.61)    (10,541,635)
                                                        ------  --------------
 NET ASSETS..........................................   100.00% $1,740,179,658
                                                        ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of March 31, 2000.

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2000
Tax-Exempt Money Fund




  Principal                                                         Value
   Amount                                                          (Note 1)
  ---------                                                     --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 51.15%
 $33,862,000 Austin, Texas, Combined Utilities, Commercial
             Paper,
             3.800%, 04/12/2000...............................  $   33,862,000
  15,000,000 Burke County, Georgia, Development Authority,
             Commercial Paper,
             3.900%, 05/17/2000...............................      15,000,000
  16,000,000 Burke County, Georgia, Development Authority,
             Commercial Paper,
             4.100%, 09/12/2000...............................      16,000,000
  11,500,000 Custer County, Idaho, Pollution Control Revenue
             Bonds, Amoco Oil Co. Project, 4.150%,
             10/01/2009+......................................      11,500,000
  11,000,000 Dallas, Texas, Dallas Area Rapid Transit
             Authority, Commercial Paper,
             3.650%, 04/10/2000...............................      11,000,000
  20,000,000 Dallas, Texas, Dallas Area Rapid Transit
             Authority, Commercial Paper,
             3.950%, 05/10/2000...............................      20,000,000
  10,000,000 Dallas, Texas, Dallas Area Rapid Transit
             Authority, Commercial Paper,
             3.900%, 05/16/2000...............................      10,000,000
  19,800,000 Dallas, Texas, Dallas Area Rapid Transit
             Authority, Commercial Paper,
             3.900%, 05/16/2000...............................      19,800,000
  11,000,000 Dallas, Texas, Dallas Area Rapid Transit
             Authority, Commercial Paper, Series C,
             4.000%, 08/08/2000...............................      11,000,000
  17,200,000 Gulf Coast Waste Disposal Authority, Texas,
             Pollution Control Revenue Bonds, Amoco Oil Co.
             Project,
             3.800%, 10/01/2017+..............................      17,200,000
  12,970,000 Gulf Coast Waste Disposal Authority, Texas,
             Pollution Control Revenue Bonds, Exxon Corp.
             Project,
             3.950%, 06/01/2020+..............................      12,970,000
   5,000,000 Hockley County, Texas, Pollution Control Revenue
             Bonds, Amoco Project, 4.200%, 03/01/2014+........       5,000,000
   7,940,000 Hockley County, Texas, Pollution Control Revenue
             Bonds, Amoco Project, 3.850%, 11/01/2019+........       7,940,000
  10,000,000 Illinois Educational Facilities Authority
             Commercial Paper,
             3.600%, 04/10/2000...............................      10,000,000
  14,500,000 Illinois Health Facilities Authority Revenue
             Bonds, Series A,
             3.700%, 10/01/2010+..............................      14,500,000
  15,000,000 Indianapolis, Indiana, General Obligation
             Commercial Paper,
             3.800%, 04/03/2000...............................      15,000,000
  29,900,000 Indianapolis, Indiana, General Obligation
             Commercial Paper, Series 5A, 3.900%, 05/15/2000..      29,900,000
  10,600,000 Indianapolis, Indiana, Gas & Utilities Systems
             Commercial Paper,
             4.000%, 08/08/2000...............................      10,600,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                       --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $12,700,000 Intermountain Power Agency, Utah,
             3.550%, 04/05/2000................................   $   12,700,000
  20,000,000 Intermountain Power Agency, Utah,
             3.650%, 04/10/2000................................       20,000,000
  25,000,000 Intermountain Power Agency, Utah,
             4.050%, 08/10/2000................................       25,000,000
  12,100,000 Intermountain Power Agency, Utah,
             4.100%, 08/07/2000................................       12,100,000
   5,000,000 Jackson County, Mississippi, Port Facilities
             Revenue Bonds, Chevron USA, Inc. Project,
             3.850%, 06/01/2023+...............................        5,000,000
   7,232,000 Jacksonville, Florida, Electric Authority,
             Commercial Paper,
             3.800%, 04/12/2000................................        7,232,000
  20,000,000 Jacksonville, Florida, General Obligation
             Commercial Paper,
             3.900%, 07/20/2000................................       20,000,000
   8,740,000 Kansas City, Kansas, Pollution Control Revenue
             Bonds, General Motors Corp. Project, 3.950%,
             11/01/2007+.......................................        8,740,000
  36,500,000 Kentucky Asset/Liability Fund, Commercial Paper,
             3.550%, 04/14/2000................................       36,500,000
   7,600,000 Lincoln County, Wyoming, Pollution Control Revenue
             Bonds, Amoco Project, 4.150%, 10/01/2012..........        7,600,000
  19,300,000 Lincoln County, Wyoming, Pollution Control Revenue
             Bonds, Exxon Mobil Corp. Project, 3.950%,
             08/01/2015+.......................................       19,300,000
   9,000,000 Lincoln County, Wyoming, Pollution Control Revenue
             Bonds, Exxon Mobil Corp. Project, Series B,
             3.950%, 11/01/2014+...............................        9,000,000
  20,300,000 Long Island Power Authority, New York, Electric
             Systems Commercial Paper,
             3.850%, 05/07/2000................................       20,300,000
  11,000,000 Michigan State, Building Authority Commercial
             Paper,
             3.650%, 04/27/2000................................       11,000,000
  17,000,000 Missouri State, Health & Educational Facilities
             Revenue Bonds, Washington University, Series B,
             3.950%, 03/01/2040+ ..............................       17,000,000
  10,000,000 Mobile, Alabama, General Obligation Commercial
             Paper,
             4.000%, 07/26/2000................................       10,000,000
  15,000,000 Montgomery, Alabama, Electric Commercial Paper,
             3.800%, 04/06/2000................................       15,000,000
  18,000,000 Montgomery, Alabama, Electric Commercial Paper,
             3.850%, 04/06/2000................................       18,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2000
Tax-Exempt Money Fund -- (continued)




  Principal                                                          Value
   Amount                                                           (Note 1)
  ---------                                                      --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $15,000,000 Mount Vernon, Indiana, General Electric
             Commercial Paper,
             4.000%, 04/07/2000...............................   $   15,000,000
  10,695,000 New York State, Power Authority & General Purpose
             Revenue Bonds,
             4.000%, 03/01/2016+..............................       10,695,000
  23,700,000 Nueces River, Texas, San Miguel Electric Corp.
             Commercial Paper,
             3.900%, 04/03/2000...............................       23,700,000
  27,500,000 Nueces River, Texas, San Miguel Electric Corp.
             Commercial Paper,
             3.900%, 04/04/2000...............................       27,500,000
  25,000,000 Nueces River, Texas, San Miguel Electric Corp.
             Commercial Paper,
             3.950%, 05/18/2000...............................       25,000,000
   6,000,000 Ohio State University, General Receipts Revenue
             Bonds, Series B,
             3.750%, 12/01/2019+..............................        6,000,000
  25,000,000 Omaha, Nebraska, Public Power District,
             Commercial Paper,
             3.800%, 04/13/2000...............................       25,000,000
  23,800,000 Omaha, Nebraska, Public Power District,
             Commercial Paper,
             4.000%, 08/08/2000...............................       23,800,000
  10,000,000 Petersburg, Indiana, Pollution Control Revenue,
             Indiana Power & Light Co., Series B, (AMBAC),
             3.900%, 01/01/2023+..............................       10,000,000
  15,000,000 Platte River, Colorado, Commercial Paper, 3.900%,
             05/04/2000.......................................       15,000,000
   6,500,000 Pleasant Prairie, Wisconsin, Pollution Control
             Revenue Bonds, Wisconsin Electric Power Co.,
             Series A,
             3.950%, 09/01/2030+..............................        6,500,000
   1,795,000 Purdue University, Indiana, University Revenue
             Bonds, Student Fee, Series E,
             3.800%, 07/01/2011+..............................        1,795,000
   4,110,000 Purdue University, Indiana, University Revenue
             Bonds, Student Fee, Series H,
             3.800%, 07/01/2017+..............................        4,110,000
   7,250,000 Salt Lake City, Utah, Pollution Control Revenue
             Bonds, Service Station Holdings Project,
             3.950%, 02/01/2008+..............................        7,250,000
  23,000,000 Salt River, Arizona, Electric & Gas Commercial
             Paper,
             3.800%, 04/05/2000...............................       23,000,000
  42,610,000 Salt River, Arizona, Electric & Gas Commercial
             Paper,
             3.800%, 08/09/2000...............................       42,610,000
  15,000,000 Salt River, Arizona, Electric & Gas Commercial
             Paper,
             4.000%, 08/08/2000...............................       15,000,000

  Principal                                                          Value
   Amount                                                           (Note 1)
  ---------                                                      --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $12,000,000 San Antonio, Texas, Water Commercial Paper,
             3.600%, 04/13/2000................................  $   12,000,000
  20,000,000 Shelby County, Tennessee, Commercial Paper,
             3.650%, 04/10/2000................................      20,000,000
  16,600,000 Shelby County, Tennessee, Commercial Paper,
             3.950%, 07/10/2000................................      16,600,000
  11,900,000 South Carolina State, Public Service Authority,
             Commercial Paper,
             3.800%, 04/05/2000................................      11,900,000
  30,000,000 South Carolina State, Public Service Authority,
             Commercial Paper,
             3.800%, 04/13/2000................................      30,000,000
  10,000,000 South Carolina State, Public Service Authority,
             Commercial Paper,
             3.900%, 05/15/2000................................      10,000,000
  10,600,000 South Carolina State, Public Service Authority,
             Commercial Paper,
             4.050%, 09/12/2000................................      10,600,000
  10,000,000 St. James Parish, Louisiana, Pollution Control
             Revenue Bonds, Texaco, Inc. Project, Series B,
             3.650%, 09/01/2012+...............................      10,000,000
  13,000,000 Tennessee School Board Association, Commercial
             Paper, Series A,
             3.900%, 05/16/2000................................      13,000,000
  28,240,000 Texas State, General Obligation Bonds, Veterans
             Housing Assistance Fund I,
             3.800%, 12/01/2016+...............................      28,240,000
  10,000,000 Texas State, Public Finance Authority, Commercial
             Paper,
             3.850%, 05/09/2000................................      10,000,000
  15,000,000 Texas State, Tax & Revenue Anticipation Notes,
             Series A,
             4.500%, 08/31/2000................................      15,035,910
  24,087,000 Wisconsin State, General Obligation Commercial
             Paper, Series 97A,
             3.900%, 05/12/2000................................      24,087,000
  10,000,000 York County, South Carolina, Pollution Control
             Revenue Bonds, (CFC),
             4.050%, 09/15/2014+...............................      10,000,000
                                                                 --------------
                                                                  1,049,166,910
                                                                 --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 50.65%
             ABN AMRO N.V./MORGAN GUARANTY TRUST
  10,700,000 Long Island Power Authority, New York, Electric
             Systems Revenue Bonds, Series 6, 3.900%,
             05/01/2033+.......................................      10,700,000
             BANK OF AMERICA
  22,000,000 Des Moines, Iowa, Hospital Facilities Revenue
             Bonds, Iowa Methodist Medical Center Project,
             3.900%, 08/01/2015+...............................      22,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2000
Tax-Exempt Money Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                       --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- (con-
 tinued)
 $20,000,000 Michigan Technological University Revenue Bonds,
             Series A, (AMBAC), 3.900%, 10/01/2018+............   $   20,000,000
  45,000,000 Richmond, Virginia, Revenue Anticipation Notes,
             Series D,
             3.750%, 06/30/2000+...............................       45,000,000
  11,800,000 University of Delaware, Revenue Bonds, 3.900%,
             11/01/2023+.......................................       11,800,000
             BANK OF NEW YORK
  20,000,000 Massachusetts Bay Transportation Authority, Series
             B,
             4.250%, 09/01/2000................................       20,014,238
  20,000,000 New York City, New York, Transitional Finance
             Authority Revenue Bonds, Series A46, 3.200%,
             06/30/2000+.......................................       20,000,000
             BANK ONE CHICAGO N.A.
   9,700,000 New York State Energy & Research Development
             Authority, Pollution Control Revenue Bonds, New
             York State Electric & Gas Co., Series D, 3.700%,
             10/01/2029+.......................................        9,700,000
             BANK ONE LOUISIANA
  14,920,000 Louisiana State, Offshore Terminal Authority
             Deepwater Port Revenue Bonds, Loop, Inc. Project,
             3.850%, 09/01/2008+...............................       14,920,000
  13,600,000 Louisiana State, Offshore Terminal Authority
             Deepwater Port Revenue Bonds, Loop, Inc. Project,
             3.950%, 10/01/2019+...............................       13,600,000
             BANK ONE N.A.
  10,000,000 Chicago, Illinois, Water Revenue Bonds, 3.850%,
             11/01/2030+.......................................       10,000,000
             BARCLAYS BANK, PLC
   7,700,000 Bucks County, Pennsylvania, Industrial Development
             Authority Revenue Bonds, Tru Realty--Toys R Us
             Project, 3.800%, 12/01/2018+......................        7,700,000
             BAYERISCHE LANDESBANK
  13,400,000 New York City, New York, Transitional Finance
             Authority Revenue Bonds, Series C, 3.950%,
             05/01/2028+.......................................       13,400,000
  20,000,000 Oklahoma State, Water Board Revenue Bonds, 4.100%,
             09/01/2032+.......................................       20,000,000
  30,000,000 Oregon State, General Obligation Bonds, Series
             73H,
             3.900%, 12/01/2019+...............................       30,000,000
             BAYERISCHE VEREINSBANK
  10,400,000 Snohomish County, Washington, Public Utilities
             District No. 001, Electric Revenue Bonds, (MBIA),
             3.800%, 01/01/2025+...............................       10,400,000
  21,000,000 Virginia Commonwealth Transportation Revenue
             Bonds, Series A77,
             4.050%, 05/15/2024+...............................       21,000,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                       --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- (con-
 tinued)
             BAYERISCHE VEREINSBANK AG/CREDIT LOCAL DE
             FRANCE/CHASE MANHATTAN BANK
 $28,338,000 Clark County, Nevada, Airport Improvement Revenue
             Bonds, Series A, (MBIA), 3.800%, 07/01/2012+......   $   28,338,000
             COMMERZBANK A.G.
  15,745,000 Dade County, Florida, Water & Sewer Revenue Bonds,
             Series 94, (FGIC), 3.800%, 10/05/2022+............       15,745,000
  25,000,000 Massachusetts State, General Obligation Bonds,
             Series A,
             3.800%, 09/01/2016+...............................       25,000,000
             CREDIT LOCAL DE FRANCE
  17,600,000 District of Columbia Revenue Bonds, JFK Center for
             the Performing Arts, (AMBAC), 3.850%, 10/01/2029+.       17,600,000
             CS FIRST BOSTON
  25,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp. Project, (AMBAC),
             3.750%, 06/01/2013+...............................       25,000,000
  10,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp. Project, (AMBAC),
             3.900%, 10/01/2015+...............................       10,000,000
  18,350,000 Piedmont Municipal Power Agency, South Carolina,
             Electric Power & Light Revenue Bonds, Series A,
             (MBIA), 3.900%, 01/01/2024+.......................       18,350,000
  20,000,000 Piedmont Municipal Power Agency, South Carolina,
             Electric Power & Light Revenue Bonds, Series B,
             (MBIA), 3.900%, 01/01/2019+.......................       20,000,000
   9,430,000 Washington State, Public Power Supply System
             Project No. 2 Revenue Bonds, Series 2A-2, (MBIA),
             3.800%, 07/01/2012+...............................        9,430,000
             FIRST NATIONAL BANK
  15,600,000 Illinois Health Facilities Authority Revenue
             Bonds, Healthcorp. Affiliates, Series B, 3.900%,
             11/01/2015+.......................................       15,600,000
  31,900,000 Illinois Health Facilities Authority Revenue
             Bonds, St. Lukes Medical Center, Series B, (MBIA),
             3.850%, 11/15/2023+...............................       31,900,000
             FIRST UNION NATIONAL BANK
  11,000,000 Capital Region Airport Commission, Virginia,
             Passenger Facilities Charge Revenue Bonds, Series
             B,
             3.750%, 06/01/2029+...............................       11,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2000
Tax-Exempt Money Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                       --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
 $21,100,000 Wake County, North Carolina, Industrial Facilities
             & Pollution Control Financing Authority Revenue
             Bonds, Carolina Power & Light Co., Series B,
             3.850%, 09/01/2015+...............................   $   21,100,000
  16,600,000 Wake County, North Carolina, Industrial Facilities
             & Pollution Control Financing Authority Revenue
             Bonds, Carolina Power & Light Co., Series C,
             3.850%, 10/01/2015+...............................       16,600,000
             LANDESBANK HESSEN-THURINGEN
  21,400,000 Intermountain Power Agency, Utah, Power Supply
             Revenue Bonds, Series F, (AMBAC), 4.075%,
             07/01/2015+.......................................       21,400,000
  10,005,000 New York City, New York General Obligation Bonds,
             Subseries A-6, 3.750%, 08/01/2019+................       10,005,000
  39,600,000 Washington State, General Obligation Bonds, Series
             VR-96B,
             3.800%, 06/01/2020+...............................       39,600,000
             LASALLE NATIONAL BANK
   7,100,000 Flint, Michigan, Hospital Building Authority
             Revenue Bonds, Hurley Medical Center, Series B,
             3.900%, 07/01/2015+...............................        7,100,000
  14,400,000 Illinois Health Facilities Authority Revenue
             Bonds, Ingalls Memorial Hospital, Series B,
             3.900%, 01/01/2016+...............................       14,400,000
  13,565,000 Illinois Health Facilities Authority Revenue
             Bonds, Ingalls Memorial Hospital, Series C,
             3.900%, 01/01/2016+...............................       13,565,000
  44,800,000 Illinois Health Facilities Authority Revenue
             Bonds, Resurrection Health, Series B, (FSA),
             3.950%, 05/15/2029+...............................       44,800,000
             MORGAN GUARANTY TRUST
  14,800,000 Detroit, Michigan, Sewage Disposal Revenue Bonds,
             Series A, (MBIA), 3.900%, 07/01/2023+.............       14,800,000
   6,900,000 Kenton County, Kentucky, Industrial Building
             Revenue Bonds, Redken Labs, Inc. Project, 3.900%,
             12/01/2014+.......................................        6,900,000
  12,450,000 Missouri State Health & Educational Facilities
             Authority Revenue Bonds, Washington University
             Project,
             3.900%, 09/01/2009+...............................       12,450,000
  15,500,000 New York City, New York, General Obligation Bonds,
             Series F6,
             3.800%, 02/15/2018+...............................       15,500,000
  10,215,000 New York City, New York, Transitional Finance
             Authority Revenue Bonds, Subseries B-1, 3.950%,
             11/01/2027+.......................................       10,215,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                       --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             MORGAN STANLEY DEAN WITTER
 $11,375,000 Charlotte, North Carolina, General Obligation
             Bonds, Series 69,
             3.820%, 02/01/2019+...............................   $   11,375,000
   8,000,000 Georgia State, General Obligation Bonds, Series
             213,
             3.960%, 03/01/2009+...............................        8,000,000
  10,750,000 Wisconsin State Transportation Revenue Bonds,
             Series 279,
             3.870%, 07/01/2009+...............................       10,750,000
             NATIONSBANK OF NORTH CAROLINA
  23,600,000 Mecklenburg County, North Carolina, General
             Obligation Bonds, Series C, 3.650%, 03/01/2014+...       23,600,000
  13,000,000 Mecklenburg County, North Carolina, General
             Obligation Bonds, Series C, 3.900%, 03/01/2015+...       13,000,000
             NORDDEUTSCHE LANDESBANK
  14,950,000 Brazos, Texas, Harbor Industrial Development
             Revenue Bonds, Badische Corp., 3.900%,
             12/01/2013+.......................................       14,950,000
             NORTHERN TRUST
  20,300,000 Illinois Health Facilities Authority Revenue
             Bonds, Healthcorp. Affiliates, Series A, 3.850%,
             11/01/2015+.......................................       20,300,000
   9,015,000 Purdue University, Indiana, University Revenue
             Bonds, Student Fee, Series O, 3.800%, 07/01/2019+.        9,015,000
             RABOBANK NEDERLANDER
  15,225,000 Mississippi Hospital Equipment & Facilities
             Authority Revenue Bonds, Mississippi Baptist
             Medical Center, 3.900%, 07/01/2012+...............       15,225,000
             SCOTIABANK
  11,000,000 Indiana State Development Finance Authority
             Commercial Paper, USX Corporate Project,
             4.050%, 12/01/2022................................       11,000,000
             TORONTO DOMINION BANK, LTD.
   2,550,000 New York State Pollution Control Revenue Bonds,
             Niagara Mohawk Power Corp., Class B,
             3.900%, 12/01/2025+...............................        2,550,000
  25,000,000 Utah State, General Obligation Bonds, Series A,
             3.850%, 07/01/2016+...............................       25,000,000
  22,400,000 Utah State, General Obligation Bonds, Series C,
             3.650%, 07/01/2016+...............................       22,400,000
             UBS AG
  10,000,000 Missouri State Environmental Improvement & Energy
             Resources Authority, Pollution Control Revenue
             Bonds, Union Electric Co. Project, Series A,
             3.950%, 06/01/2015+...............................       10,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2000
Tax-Exempt Money Fund -- (continued)




  Principal                          Value
   Amount                           (Note 1)
  ---------                      --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES --
  BACKED BY LETTERS OF CREDIT -- (continued)
             WACHOVIA BANK
 $27,000,000 Baltimore,
             Maryland, Port
             Facilities
             Revenue Bonds,
             Occidental
             Petroleum,
             3.900%,
             10/14/2011+.......  $   27,000,000
             WELLS FARGO BANK,
             N.A.
   6,900,000 Garden City,
             Kansas,
             Industrial
             Development
             Revenue Bonds,
             Inland Container
             Corp. Project,
             4.000%,
             01/01/2008+.......       6,900,000
             WESTDEUTSCHE
             LANDESBANK
   1,109,000 Clark County,
             Nevada, Airport
             Improvement
             Revenue Bonds,
             Series A1,
             3.650%,
             07/01/2025+.......       1,109,000
             WESTDEUTSCHE
             LANDESBANK/CREDIT
             LOCAL DE
             FRANCE/LANDESBANK
             HESSEN-THURINGEN
  30,000,000 Suffolk County,
             New York, Tax
             Anticipation
             Notes, Series I,
             4.500%,
             08/10/2000........      30,065,042
                                 --------------
                                  1,038,871,280
                                 --------------
 TOTAL INVESTMENTS
 (Cost
 $2,088,038,190*)...     101.80% $2,088,038,190
 OTHER ASSETS & LIA-      (1.80)
 BILITIES (NET).....                (36,929,949)
                     ----------  --------------
 NET ASSETS.........     100.00% $2,051,108,241
                     ==========  ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.

AMBAC--American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
FSA  --Financial Security Assurance
MBIA --Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At March 31, 2000, approximately, 51% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At March 31, 2000, approximately, 15% of the net assets are invested in Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2000
New York Tax-Exempt Money Fund




  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  67.06%
             ABN AMRO BANK N.V./MORGAN GUARANTY TRUST
 $ 4,500,000 Long Island Power Authority, New York Electric
             Systems Revenue Bonds, Series 6, 3.900%,
             05/01/2033+........................................   $  4,500,000
             BANK OF NEW YORK
   2,925,000 New York City, New York, Health & Hospital
             Corporate Revenue Bonds Health Systems, Series E,
             3.650%, 02/15/2026+................................      2,925,000
   4,700,000 New York City, New York, Industrial Development
             Agency, Civic Facility Revenue Bonds, Children's
             Oncology Society, 3.600%, 05/01/2021+..............      4,700,000
  20,000,000 New York City, New York, Transitional Finance
             Authority Revenue, Series A46, 3.200%, 06/30/2000+.     20,000,000
             BANK OF NOVA SCOTIA
   6,700,000 New York State Local Government Assistance
             Corporation, Series G, 3.550%, 04/01/2025+.........      6,700,000
  11,000,000 Suffolk County, New York, Water Authority Bond
             Anticipation Notes, 3.600%, 11/01/2002+............     11,000,000
             BANKERS TRUST COMPANY
   1,500,000 Dutchess County, New York, Industrial Development
             Agency Revenue Bonds, Toys R Us--NYTEX, Inc.
             Project, 4.025%, 11/01/2019........................      1,500,000
             BAYERISCHE LANDESBANK
   3,900,000 New York City, New York, General Obligation Bonds,
             Series F5
             3.650%, 02/15/2016+................................      3,900,000
             BAYERISCHE LANDESBANK/
             WESTDEUTSCHE LANDESBANK
   1,900,000 Long Island Power Authority, New York, Electric
             Systems Revenue Bonds, Series 1, 3.800%,
             05/01/2033+........................................      1,900,000
   4,000,000 Long Island Power Authority, New York, Electric
             Systems Revenue Bonds, Series 2, 3.650%,
             05/01/2033+........................................      4,000,000
  12,475,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series A, 3.600%, 04/01/2022+.......     12,475,000
             BAYERISCHE VEREINSBANK AG
  15,000,000 New York City, New York, General Obligation Bonds,
             Series A50,
             3.850%, 04/14/2000.................................     15,000,000
   3,500,000 New York State Dormitory Authority Revenue Bonds,
             Series A74, (FGIC), 3.800%, 05/15/2024+............      3,500,000
   6,000,000 New York State Dormitory Authority Revenue Bonds,
             Series A55, (MBIA), 3.800%, 07/01/2028+............      6,000,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             CHASE MANHATTAN BANK
 $ 1,200,000 New York City, New York, City Treasures Cultural
             Reserve, Jewish Museum of National History Revenue
             Bonds, 3.600%, 12/01/2021+.........................   $  1,200,000
  15,900,000 New York City, New York, General Obligation Bonds,
             Subseries B9,
             3.800%, 08/15/2023+................................     15,900,000
   1,000,000 New York State Dormitory Authority Revenue,
             Memorial Sloan-Kettering, 3.750%, 07/01/2019+......      1,000,000
   3,500,000 New York State Housing Finance Agency, Mt. Sinai
             Medical School, Revenue Bonds, Series A, 3.600%,
             11/01/2014+........................................      3,500,000
             COMMERZBANK A.G.
   7,300,000 New York City, New York, General Obligation Bonds,
             Subseries J2,
             3.800%, 02/15/2016+................................      7,300,000
   7,835,000 New York City, New York, Health & Hospital
             Corporate Revenue Health Systems, Series F, 3.650%,
             02/15/2026+........................................      7,835,000
             CREDIT LOCAL DE FRANCE
   6,800,000 Niagara Falls, New York, Bridge Common Toll Revenue
             Bonds, Series A, (FGIC), 3.550%, 10/01/2019+.......      6,800,000
   4,700,000 Yonkers, New York, Industrial Development Agency,
             Civic Facility Revenue Bonds, Consumers Union
             Facility, 3.750%, 07/01/2019+......................      4,700,000
             CREDIT SUISSE
   9,100,000 New York City, New York, City Treasures Cultural
             Reserve, American Museum of Natural History Revenue
             Bonds, Series B, (MBIA), 3.400%, 04/01/2021+.......      9,100,000
             CS FIRST BOSTON
  28,000,000 Long Island Power Authority, New York Electric
             Systems Revenue Bonds, Subseries 7B, (MBIA),
             3.650%, 04/01/2025+................................     28,000,000
             FIRST UNION NATIONAL BANK
  17,000,000 New York State Dormitory Authority, New York Public
             Library, Revenue Bonds, Series A, (MBIA),
             3.650%, 07/01/2028+................................     17,000,000
             LANDESBANK HESSEN-THURINGEN
   7,500,000 Buffalo, New York, General Obligation Revenue
             Anticipation Notes, Series A, 4.650%, 07/25/2000...      7,541,775
             MANUFACTURERS & TRADERS
   4,400,000 New York City, New York, Industrial Development
             Agency, Civic Facilities Revenue Bonds, Jewish
             Community Center, 3.800%, 03/01/2030+..............      4,400,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2000
New York Tax-Exempt Money Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             MORGAN GUARANTY TRUST
 $ 1,000,000 Nassau County, New York, Industrial Development
             Agency, Civic Facilities Revenue Bonds, Winthrop
             University Hospital Association Project,
             3.850%, 03/01/2028+................................   $  1,000,000
   5,000,000 New York City, New York, General Obligation Bonds,
             Series F6,
             3.800%, 02/15/2018+................................      5,000,000
   1,500,000 New York City, New York, General Obligation Bonds,
             Subseries J3,
             3.650%, 02/15/2016+................................      1,500,000
  11,000,000 New York State Dormitory Authority Revenue,
             Memorial Sloan-Kettering, 3.750%, 07/01/2026+......     11,000,000
   1,700,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, New
             York State Electric & Gas, Series C,
             3.700%, 06/01/2029+................................      1,700,000
             SOCIETE GENERALE
   3,700,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Orange
             & Rockland Utilities, Series A, (AMBAC), 3.550%,
             08/01/2015+........................................      3,700,000
  13,800,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Orange
             & Rockland Utilities, Series A, (FGIC), 3.400%,
             10/01/2014+........................................     13,800,000
             TORONTO DOMINION BANK
  10,550,000 New York City, New York, General Obligation Bonds,
             Series F2,
             3.650%, 02/15/2012+................................     10,550,000
             WESTDEUTSCHE LANDESBANK
   1,945,000 New York City, New York, City Treasures Cultural
             Reserve, Carnegie Hall,
             3.650%, 12/01/2010+................................      1,945,000
   5,000,000 Triborough Bridge & Tunnel Authority Revenue Bonds,
             Series C, (AMBAC), 3.700%, 01/01/2013+.............      5,000,000
             WESTDEUTSCHE LANDESBANK/CREDIT LOCAL DE
             FRANCE/LANDESBANK HESSEN-THURINGEN
  15,000,000 Suffolk County, New York, Tax Anticipation Notes,
             Series I,
             4.500%, 08/10/2000.................................     15,027,685
                                                                   ------------
                                                                    282,599,460
                                                                   ------------

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 32.31%
 $ 5,400,000 Long Island Power Authority, New York, Electric
             Systems, Commercial Paper, 3.750%, 04/07/2000.......  $  5,400,000
  10,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             3.900%, 08/08/2000..................................    10,000,000
   8,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper, Series B, 3.600%, 04/10/2000......     8,000,000
   6,000,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems
             Commercial Paper, 3.600%, 04/27/2000................     6,000,000
   5,000,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems
             Commercial Paper, 3.850%, 04/27/2000................     5,000,000
   7,000,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems
             Commercial Paper, Series 5A, 3.750%, 04/05/2000.....     7,000,000
   6,000,000 New York City, New York, General Obligation
             Commercial Paper, 3.650%, 05/16/2000................     6,000,000
   4,000,000 New York City, New York, General Obligation
             Commercial Paper, Series H3, 3.600%, 04/10/2000.....     4,000,000
   4,500,000 New York City, New York, Housing Development
             Corporation Multifamily Rent Housing Revenue Bonds,
             Parkgate Development, Series A,
             3.700%, 10/15/2028+.................................     4,500,000
   6,325,000 New York State Dormitory Authority, Columbia
             University Commercial Paper, 3.850%, 07/12/2000.....     6,325,000
   4,500,000 New York State Dormitory Authority, Commercial
             Paper,
             3.550%, 04/07/2000..................................     4,500,000
  10,900,000 New York State Dormitory Authority, Rockefeller
             University Revenue Bonds, Series A, 3.700%,
             07/01/2014+.........................................    10,900,000
  11,300,000 New York State Environmental Facilities, Commercial
             Paper
             3.700%, 04/12/2000..................................    11,300,000
  10,000,000 New York State Power Authority, General Purpose
             Revenue Bonds,
             3.600%, 04/03/2000..................................    10,000,000
  10,000,000 New York State Power Authority, General Purpose
             Revenue Bonds,
             4.000%, 09/01/2000..................................    10,000,000
  10,000,000 New York State Power Authority, General Purpose
             Revenue Bonds, Series 2, 3.900%, 06/07/2000.........    10,000,000
   5,500,000 New York State Power Authority, General Purpose
             Revenue Bonds, Series 4, 3.850%, 05/15/2000.........     5,500,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2000
New York Tax-Exempt Money Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 1,500,000 Onondaga County, New York, General Obligation
             Bonds, 4.250%, 05/01/2000..........................   $  1,501,965
   9,000,000 Puerto Rico Commonwealth, Tax & Revenue
             Anticipation Notes, Series A1, 4.500%, 07/30/2000..      9,021,816
   1,200,000 Westchester County, New York, General Obligation
             Bonds, Series B,
             4.500%, 11/15/2000.................................      1,204,833
                                                                   ------------
                                                                    136,153,614
                                                                   ------------
   Shares
   ------
 OTHER INVESTMENTS -- 0.11%
     461,600 Provident Institutional New York Tax-Exempt Money
             Fund...............................................        461,600
                                                                   ------------

 TOTAL INVESTMENTS
 (Cost $419,214,674*).....................................   99.48% $419,214,674
 OTHER ASSETS & LIABILITIES (NET).........................    0.52     2,178,429
                                                            ------  ------------
 NET ASSETS...............................................  100.00% $421,393,103
                                                            ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.

AMBAC--American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
MBIA --Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At March 31, 2000, approximately, 67% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At March 31, 2000, approximately, 97% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Funds") were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

  Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in eighteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Treasury Money Fund, Government Money Fund and Money Fund, portfolios of Excelsior Fund, and Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  With regard to the Money Fund and the Government Money Fund, Excelsior Fund offers two classes of shares: Shares and Institutional Shares. At March 31, 2000, Government Money Fund has not issued Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of the Funds are presented separately.

  With regard to the Portfolios, it is the Funds' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of the Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

  (a) Portfolio Valuation:

    Securities are valued at amortized cost, which has been determined by each Fund's Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of the Funds that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 2000, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                             Expiration Date March 31,
                            -----------------------------------------------------------
                             2001   2002  2003    2004   2005    2006    2007    2008    Total
                            ------- ---- ------- ------ ------- ------- ------- ------- -------
   Treasury Money Fund.....     --  --       --     --      --      --      --  $22,000 $22,000
   Government Money Fund... $10,000 --   $48,000 $1,000     --  $ 6,000 $ 3,000  19,000  87,000
   Money Fund..............     --  --       --   7,000 $12,000     --      --      --   19,000
   Tax-Exempt Money Fund...     --  --       --     --    7,000  35,000  27,000     --   69,000
   New York Tax-Exempt
    Money Fund.............     --  --       --     --      --      --      --    7,000   7,000

    To the extent that such carryforwards are utilized, no capital gain distributions will be made. During the year ended March 31, 2000, Money Fund and Tax-Exempt Money Fund utilized capital loss carryforwards for Federal tax purposes totaling approximately $35,000 and $93,000, respectively.

    Post-October losses are deemed to arise on the first business day of a Portfolio's next taxable year. Treasury Money Fund, Government Money Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund incurred, and elected to defer, net capital losses of approximately $2,000, $1,000, $23,000 and $10,000, respectively, for the year ended March 31, 2000.

  (f) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares are charged to such class. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund, .30% of the average daily net assets of the Treasury Money Fund, and .50% of the average daily net assets of the New York Tax-Exempt Money Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

  On January 12, 2000, The Charles Schwab Corporation ("Schwab") and U.S. Trust Corporation entered into a definitive agreement to merge (the "Merger"). After the Merger, U.S. Trust Corporation will be a wholly-owned subsidiary of Schwab. The Merger is subject to the approval of U.S. Trust Corporation shareholders. The Merger is expected to take place on or about May 31, 2000, but could occur later.

  As a consequence of the Merger and in order to provide continuity of investment advisory services, the Board of Directors of Excelsior Fund proposed for the approval of its shareholders a new advisory agreement with U.S. Trust. The new proposed advisory agreement was submitted to and approved by a vote of Excelsior Fund shareholders--see "Voting Results of Special Meeting of Shareholders". The new advisory agreement will become effective on the date of the Merger.

  U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to the Funds. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the year ended March 31, 2000, administration fees charged by U.S. Trust Company were as follows:

     Treasury Money Fund.............................................. $206,125
     Government Money Fund............................................  343,912
     Money Fund.......................................................  590,499
     Tax-Exempt Money Fund............................................  659,131
     New York Tax-Exempt Money Fund...................................  143,945

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the period from April 1, 1999 through November 18, 1999, U.S. Trust voluntarily waived fees and reimbursed expenses to the extent necessaryfor New York Tax-Exempt Money Fund to maintain an annual expense ratio of not more than .60%. Beginning November 19, 1999, U.S. Trust contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2000 to the extent necessary to keep total operating expenses from exceeding certain annual percentages of each Portfolio's average daily net assets specified below. U.S. Trust has extended this contractual agreement through the fiscal year ended March 31, 2001.

     Treasury Money Fund.................................................. 0.55%
     Government Money Fund................................................ 0.50%
     Money Fund--Shares................................................... 0.50%
     Tax-Exempt Money Fund................................................ 0.50%
     New York Tax-Exempt Money Fund....................................... 0.60%

  With regard to the Institutional Shares of Money Fund, for the period December 16, 1999 (commencment of operations) through March 31, 2000, U.S. Trust contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than .25%. U.S. Trust has extended this contractual agreement through the fiscal year ended March 31, 2001.

  For the year ended March 31, 2000, U.S. Trust waived investment advisory fees totaling $179,969 and $537,221 for Money Fund and New York Tax-Exempt Money Fund, respectively.

  The Funds have also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $2,603,893 for the year ended March 31, 2000. Through the year ended March 31, 2000, U.S. Trust and the Administrators voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees expense (including fees paid to affiliates of U.S. Trust) by such Portfolio. They will continue to do so through July 31, 2000. Effective August 1, 2000, U.S. Trust has voluntarily agreed to continue waiving investment advisor and administration fees payable by each portfolio in an amount equal to the administrative services fees expense paid to subsidiaries of U.S. Trust Corporation. For the year ended March 31, 2000, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
     Treasury Money Fund.............................. $  100,084       --
     Government Money Fund............................    273,569      $238
     Money Fund.......................................  1,182,749       --
     Tax-Exempt Money Fund............................  1,009,060       --
     New York Tax-Exempt Money Fund...................     39,686       --

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of the Funds. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of the Funds receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000. Effective March 3, 2000, the members of the Nominating

Committees of each of Excelsior Fund and Excelsior Tax-Exempt Fund receive an annual fee of $2,000 per committee for their services.

3. Common Stock
  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
28.875 billion of which is currently classified to represent interests in one of eighteen separate investment portfolios. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 14 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 2 billion shares each of the Treasury Money Fund, the Government Money Fund, the Money Fund, the New York Tax-Exempt Money Fund and 3 billion shares for the Tax-Exempt Money Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of each Fund's Board of Directors. Since the Portfolios have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                     Treasury Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/00         03/31/99
                                               ---------------  ---------------
Sold.......................................... $ 3,094,444,326  $ 2,679,518,952
Issued as reinvestment of dividends...........       3,419,901        3,026,464
Redeemed......................................  (3,066,662,817)  (2,658,004,724)
                                               ---------------  ---------------
Net Increase.................................. $    31,201,410  $    24,540,692
                                               ===============  ===============
                                                    Government Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/00         03/31/99
                                               ---------------  ---------------
Sold.......................................... $ 6,769,848,784  $ 4,372,983,435
Issued as reinvestment of dividends...........       2,370,376        1,710,757
Redeemed......................................  (6,641,358,562)  (4,332,961,570)
                                               ---------------  ---------------
Net Increase.................................. $   130,860,598  $    41,732,622
                                               ===============  ===============
                                                         Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/00         03/31/99
                                               ---------------  ---------------
Sold:
  Shares...................................... $ 6,092,031,150  $ 4,459,113,083
  Institutional Shares*.......................     934,355,336              N/A
Issued as reinvestment of dividends:
  Shares......................................       5,196,004        5,478,185
  Institutional Shares*.......................         514,849              N/A
Redeemed:
  Shares......................................  (5,603,747,004)  (4,149,800,055)
  Institutional Shares*.......................    (661,873,162)             N/A
                                               ---------------  ---------------
Net Increase.................................. $   766,477,173  $   314,791,213
                                               ===============  ===============

                                                    Tax-Exempt Money Fund
                                                -------------------------------
                                                  Year Ended       Year Ended
                                                   03/31/00         03/31/99
                                                ---------------  --------------
Sold........................................... $ 7,064,065,118  $5,351,039,833
Issued as reinvestment of dividends............       2,141,478       2,425,946
Redeemed.......................................  (6,518,247,292) (5,246,893,150)
                                                ---------------  --------------
Net Increase................................... $   547,959,304  $  106,572,629
                                                ===============  ==============
                                                New York Tax-Exempt Money Fund
                                                -------------------------------
                                                  Year Ended      Period Ended
                                                   03/31/00        03/31/99**
                                                ---------------  --------------
Sold........................................... $ 1,354,331,537  $  886,545,150
Issued as reinvestment of dividends............         874,191         165,634
Redeemed.......................................  (1,239,514,040)   (580,991,477)
                                                ---------------  --------------
Net Increase................................... $   115,691,688  $  305,719,307
                                                ===============  ==============

--------
 * Institutional Shares of the Money Fund commenced operations December 16,
   1999.
**Fund commenced operations August 3, 1998.

4. Line of Credit
  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus up to 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the year ended March 31, 2000, the Portfolios had no borrowings under the agreement.

5. Reorganization
  On November 23, 1999, shareholders of Excelsior Funds (the "Trust") approved an Agreement and Plan of Reorganization (the "Reorganization") by and between Excelsior Funds, Inc. and the Trust. The Reorganization, which occurred as of the close of business on December 15, 1999, provided for (a) the acquisition by Money Fund of all of the assets and the assumption by Money Fund of the liabilities of the Trust's Institutional Money Fund in exchange for Institutional Shares of the Money Fund; (b) the distribution of Institutional Shares of the Money Fund to the Trust's Institutional Money Fund shareholders in liquidation of the Trust; and (c) the deregistration and termination of the Trust.

  As a result of the Reorganization, each shareholder of the Trust's Institutional Money Fund became a shareholder of the Money Fund and held, immediately after the Reorganization occurred, the same number of Institutional Shares of the Money Fund as the shareholder held in the Trust's Institutional Money Fund immediately before the Reorganization occurred.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders
and Boards of Directors of
Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Treasury Money, Government Money, Money, Tax-Exempt Money, and New York Tax-Exempt Money Funds (three of the portfolios constituting the Excelsior Funds, Inc. and two of the portfolios constituting the Excelsior Tax-Exempt Funds, Inc.) (collectively, the "Funds") as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Money, Government Money, Money, Tax-Exempt Money, and New York Tax-Exempt Money Funds at March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            /s/ Ernst & Young LLP

Boston, Massachusetts
May 24, 2000

                      Federal Tax Information: (Unaudited)

  For the year ended March 31, 2000, the percentage of income earned from direct treasury obligations was as follows:

                                                                        Interest
                                                                         Earned
                                                                        --------
   Treasury Money Fund.................................................  99.25%
   Government Money Fund...............................................  33.33%
   Money Fund..........................................................  33.15%
   Tax-Exempt Money Fund...............................................    --
   New York Tax-Exempt Money Fund......................................    --

--------------------------------------------------------------------------------

        Voting Results of Special Meetings of Shareholders: (Unaudited)

  The proposal described below was submitted to a vote of shareholders of Excelsior Fund and Excelsior Tax-Exempt Fund at a special meeting of shareholders held on May 3, 2000 with regard to Tax-Exempt Money Fund and on May 19, 2000 with regard to Treasury Money Fund, Government Money Fund, Money Fund and New York Tax-Exempt Money Fund the "Meetings":

  Proposal--Approval of a new investment advisory agreement between the Portfolio and U.S. Trust:

  At the Meetings, the shareholders of each Portfolio approved the Proposal as follows:

             Portfolio                 For                Against             Abstain
             ---------             -----------           ---------           ----------
       Treasury Money Fund         291,543,714           1,574,362            1,241,263
       Government Money Fund       534,450,419           3,495,405            1,431,531
       Money Fund                  986,630,912             802,496           15,842,264
       Tax-Exempt Money Fund       943,345,624             891,322            3,252,159
       New York Tax-Exempt         259,169,121             328,899              828,713

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